Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2021	€ 883,635	€ 7,646	€ 2,107,739	€ (21)	€ 3,779	€ (1,235,508)
Net profit / (loss) for the period	(375,776)					(375,776)
Other comprehensive income / (loss), net of tax	(2,538)				(2,538)
Total comprehensive income / (loss)	(378,314)				(2,538)	(375,776)
Share-based payment (Note 7)	50,307					50,307
Acquisition of treasury shares (Note 9)	(106,099)			(134)		(105,965)
Capital increase	2,023	12	2,011
Equity at Sep. 30, 2022	451,552	7,658	2,109,750	(155)	1,241	(1,666,942)
Equity at Dec. 31, 2022	263,348	7,675	2,112,863	(149)	3,452	(1,860,493)
Net profit / (loss) for the period	(394,569)					(394,569)
Other comprehensive income / (loss), net of tax	(1,232)				(1,232)
Total comprehensive income / (loss)	(395,801)				(1,232)	(394,569)
Share-based payment (Note 7)	50,752					50,752
Capital increase	8,268	67	8,201
Equity at Sep. 30, 2023	€ (73,433)	€ 7,742	€ 2,121,064	€ (149)	€ 2,220	€ (2,204,310)